Loss Per Class A and Class B Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of Weighted Average Number of Ordinary Shares
(i)	Weighted average number of Class A and Class B ordinary shares for the purpose of basic loss per Class A and Class B ordinary share

	For the six months ended
	June 30,
	2024	2025
	Number of	Number of
	shares	shares
	‘000	‘000
Issued Class A and Class B ordinary shares as of January 1	105,614	826,214
Effect of bonus element in issuance of Class A ordinary shares to Series D and Series D+ preferred shareholders	12,807	—
Effect of ordinary shares issued(1)	—	30,191
Effect of Class A ordinary shares surrendered	—	*
Effect of ordinary shares deemed to be in issue(2)	1,036	50,451
Weighted average number of Class A and Class B ordinary shares for the period	119,457	906,856

Note:

(1)	As disclosed in Note 20, during the six months ended June 30, 2025, the Company issued 60,000,000 Class A ordinary shares to its share depositary bank to be used to settle vested RSUs and share options upon their exercise. These Class A ordinary shares are legally issued and outstanding but are treated as shares held for the 2018 Share Plan for accounting purposes. As of June 30, 2025, 35,980,422 Class A ordinary shares had been used to settle the aforesaid vested RSUs and share options, and the remaining 24,019,578 Class A ordinary shares have been excluded from the computation of loss per Class A and Class B ordinary shares.
(2)	The ordinary shares deemed to be in issue represent the vested RSUs granted to qualified directors and employees.

Schedule of Earnings Per Share

(ii)Calculations of basic loss per Class A and Class B ordinary share

	For the six months ended
	June 30,
	2024	2025
Loss attributable to ordinary shareholders of the Company (in RMB’000)	(881,700)	(791,517)
Weighted average number of Class A and Class B ordinary shares in issue (in ‘000)	119,457	906,856
Basic loss per Class A and Class B ordinary share (in RMB)	(7.38)	(0.87)